Condensed consolidated statements of operations - EUR (€) € in Thousands, shares in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue		€ 75,337	€ 13,591	€ 105,946	€ 106,880
Revenue from related party		20,137	2,541	27,754	49,055
Total revenue		95,474	16,132	133,700	155,935
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1]	2,961	2,654	5,547	5,468
Selling and marketing, including related party	[1],[2],[3]	71,366	12,847	94,703	124,224
Technology and content, including related party	[1],[2],[3]	13,753	18,293	26,393	35,909
General and administrative, including related party	[1],[2],[3]	10,189	9,019	18,704	24,324
Amortization of intangible assets	[2]	68	36	68	361
Impairment of goodwill		0	0	0	207,618
Operating loss		(2,863)	(26,717)	(11,715)	(241,969)
Other income/(expense)
Interest expense		(146)	(59)	(202)	(105)
Other, net		(274)	(274)	632	(598)
Total other income/(expense), net		(420)	(333)	430	(703)
Loss before income taxes		(3,283)	(27,050)	(11,285)	(242,672)
Expense/(benefit) for income taxes		6	(6,913)	(1,256)	(8,035)
Loss before equity method investment		(3,289)	(20,137)	(10,029)	(234,637)
Income/(loss) from equity method investment		0	(21)	0	213
Net loss		€ (3,289)	€ (20,158)	€ (10,029)	€ (234,424)
Earnings per share available to common stockholders:
Basic (in Euro per share)		€ (0.01)	€ (0.06)	€ (0.03)	€ (0.66)
Diluted (in Euro per share)		€ (0.01)	€ (0.06)	€ (0.03)	€ (0.66)
Shares used in computing earnings per share:
Basic (in shares)		357,582	353,133	356,726	352,953
Diluted (in shares)		357,582	353,133	356,726	352,953

[1]

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
(1) Includes share-based compensation as follows:
Cost of revenue	€71	€70	€121	€120
Selling and marketing	299	345	525	677
Technology and content	1,065	1,146	1,729	2,181
General and administrative	3,461	2,625	5,640	4,709

[2]

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€31	€50	€63	€100
Amortization of internal use software and website development costs included in technology and content	1,167	992	2,320	1,922
Amortization of internal use software costs included in general and administrative	86	161	171	325
Amortization of acquired technology included in amortization of intangible assets	68	36	68	72

[3]

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
(3) Includes related party expense as follows:
Cost of revenue	€—	€—	€—	€—
Selling and marketing	52	31	73	88
Technology and content	13	13	27	85
General and administrative	—	(204)	—	22